Related Parties - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 19, 2021	Nov. 30, 2021	Jan. 31, 2021	Dec. 31, 2021
Financial Advisory Fees [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related party				$ 0
Payment to related party towards financial advisory fees		$ 34,200	$ 10,000
Related party transaction amounts Of transaction recognized as reduction to redeemable convertible preferred stock for issuance costs				1,750
Financial Advisory Fees [Member] | Related Party [Member] | Selling, General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Related Party transaction amounts of transaction				8,250
Former Owner Of Uber Advanced Technologies Group [Member] | Business Acquisition Assumed Liability [Member]
Related Party Transaction [Line Items]
Due to related party				0
Realted party transaction business acquisition net assumed liability	$ 46,970
Realted party transaction business acquisition gross assumed liability	54,776
Realted party transaction business acquisition related party receivable offset against assumed liability	$ 7,806
Former Owner Of Uber Advanced Technologies Group [Member] | Severance Reimbursement [Member]
Related Party Transaction [Line Items]
Due to related party				0
Related Party transaction amounts of transaction			$ 7,873
Former Owner Of Uber Advanced Technologies Group [Member] | Severance Reimbursement [Member] | Selling, General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Related Party transaction amounts of transaction				1,552
Former Owner Of Uber Advanced Technologies Group [Member] | Severance Reimbursement [Member] | Research and Development Expense [Member]
Related Party Transaction [Line Items]
Related Party transaction amounts of transaction				6,321
Former Owner Of Uber Advanced Technologies Group [Member] | Transition Service Agreement [Member]
Related Party Transaction [Line Items]
Due to related party				540
Related Party transaction amounts of transaction				5,662
Former employees of ATG [Member]
Related Party Transaction [Line Items]
Due from related parties				$ 10,726